SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3)	6 Months Ended				12 Months Ended
	Jun. 30, 2021 $ / shares	Jun. 30, 2021 ¥ / shares	Jun. 30, 2020 $ / shares	Jun. 30, 2020 ¥ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 ¥ / shares
US [Member]
Period-end spot rate | $ / shares	$ 1		$ 1		$ 1
Average Rate | $ / shares	$ 1		$ 1		$ 1
RMB [Member]
Period-end spot rate | ¥ / shares		¥ 6.4566		¥ 7.0651		¥ 6.5250
Average Rate | ¥ / shares		¥ 6.4587		¥ 7.0416		¥ 6.8878